United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: April 30, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Angola - 3.36%
Foreign Corporate Obligations - 0.11%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A	$	830,000	$800,328

Foreign Sovereign Obligations - 3.25%
Angola Government International Bonds,
8.250%, Due 5/9/2028B		5,432,000	4,608,509
8.000%, Due 11/26/2029A		5,379,000	4,288,085
8.750%, Due 4/14/2032B		4,459,000	3,438,513
8.750%, Due 4/14/2032A		3,475,000	2,679,711
9.375%, Due 5/8/2048B		5,746,000	4,054,809
9.125%, Due 11/26/2049B		6,708,000	4,662,060
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		985,714	924,067

Total Foreign Sovereign Obligations			24,655,754

Total Angola (Cost $29,970,747)			25,456,082

Argentina - 3.74%
Foreign Sovereign Obligations - 3.74%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		15,101,632	12,141,712
0.750%, Due 7/9/2030C		2,664,213	2,038,123
4.125%, Due 7/9/2035C		21,412,784	14,151,928

Total Foreign Sovereign Obligations			28,331,763

Total Argentina (Cost $25,043,005)			28,331,763

Armenia - 0.99%
Foreign Sovereign Obligations - 0.99%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	970,397
9.000%, Due 4/29/2026		325,000,000	834,614
9.250%, Due 4/29/2028		2,240,000,000	5,711,579

Total Foreign Sovereign Obligations			7,516,590

Total Armenia (Cost $7,362,090)			7,516,590

Azerbaijan - 0.38% (Cost $2,915,243)
Credit-Linked Notes - 0.38%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,858,238

Benin - 0.93%
Foreign Sovereign Obligations - 0.93%
Benin Government International Bonds,
7.960%, Due 2/13/2038B	$	2,925,000	2,631,739
8.375%, Due 1/23/2041A		2,480,000	2,267,340
6.875%, Due 1/19/2052A	EUR	2,408,000	2,134,585

Total Foreign Sovereign Obligations			7,033,664

Total Benin (Cost $7,713,489)			7,033,664

Cameroon - 1.29%
Foreign Sovereign Obligations - 1.29%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031B	$	4,141,000	3,654,432
5.950%, Due 7/7/2032A	EUR	7,364,000	6,089,387

Total Foreign Sovereign Obligations			9,743,819

Total Cameroon (Cost $12,398,942)			9,743,819

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Canada - 0.39% (Cost $3,009,395)
Foreign Corporate Obligations - 0.39%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028A	$	3,063,000	$2,988,875

Congo - 0.36% (Cost $2,600,000)
Credit-Linked Notes - 0.36%
Democratic Republic of Congo (Issuer Tugela BV), 11.260%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A D		2,600,000	2,709,720

Cote d’Ivoire - 0.74%
Foreign Sovereign Obligations - 0.74%
Ivory Coast Government International Bonds, 6.875%, Due 10/17/2040B	EUR	1,500,000	1,382,361
Republic of Cote d’Ivoire, 6.875%, Due 4/1/2028A	XOF	2,500,000,000	4,235,513

Total Foreign Sovereign Obligations			5,617,874

Total Cote d’Ivoire (Cost $5,380,757)			5,617,874

Dominican Republic - 3.32%
Foreign Sovereign Obligations - 3.32%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025B	DOP	105,000,000	1,786,309
Dominican Republic International Bonds,
12.000%, Due 8/8/2025B		182,500,000	3,115,999
9.750%, Due 6/5/2026B		8,850,000	150,786
8.000%, Due 2/12/2027B		220,000,000	3,479,359
12.750%, Due 9/23/2029A		249,000,000	4,638,653
13.625%, Due 2/3/2033B		67,650,000	1,334,229
13.625%, Due 2/3/2033A		54,750,000	1,079,808
11.250%, Due 9/15/2035B		29,900,000	527,178
11.250%, Due 9/15/2035A		172,000,000	3,032,593
10.750%, Due 6/1/2036B		207,700,000	3,570,561
10.750%, Due 6/1/2036A		123,000,000	2,114,487
10.500%, Due 3/15/2037A		19,150,000	325,249

Total Foreign Sovereign Obligations			25,155,211

Total Dominican Republic (Cost $25,695,899)			25,155,211

Ecuador - 1.57%
Foreign Sovereign Obligations - 1.57%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030A	$	1,149,545	859,113
6.900%, Due 7/31/2030B		1,832,656	1,369,635
5.500%, Due 7/31/2035B C		9,091,778	5,452,457
5.500%, Due 7/31/2035A C		2,950,930	1,769,711
5.000%, Due 7/31/2040B C		3,138,000	1,636,090
5.000%, Due 7/31/2040A C		1,625,550	847,529

Total Foreign Sovereign Obligations			11,934,535

Total Ecuador (Cost $12,369,534)			11,934,535

Egypt - 3.44%
Foreign Sovereign Obligations - 3.44%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	116,948
25.318%, Due 8/13/2027		171,950,000	3,489,505
24.458%, Due 10/1/2027		182,654,000	3,658,859
15.700%, Due 11/7/2027		10,000,000	170,600
24.144%, Due 12/3/2027		294,928,000	5,887,526

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Egypt - 3.44% (continued)
Foreign Sovereign Obligations - 3.44% (continued)
Egypt Government International Bonds,
7.300%, Due 9/30/2033B	$	1,769,000	$1,427,866
8.875%, Due 5/29/2050B		12,311,000	9,287,369
Egypt Treasury Bills, 25.900%, Due 5/20/2025E F	EGP	106,000,000	2,055,915

Total Foreign Sovereign Obligations			26,094,588

Total Egypt (Cost $27,953,469)			26,094,588

El Salvador - 2.41%
Foreign Sovereign Obligations - 2.41%
El Salvador Government International Bonds,
7.125%, Due 1/20/2050B	$	9,940,000	7,996,430
9.500%, Due 7/15/2052B		2,600,000	2,590,143
9.650%, Due 11/21/2054A		7,743,000	7,674,017

Total Foreign Sovereign Obligations			18,260,590

Total El Salvador (Cost $16,642,596)			18,260,590

Gabon - 0.05% (Cost $416,714)
Foreign Sovereign Obligations - 0.05%
Gabon Government International Bonds, 6.950%, Due 6/16/2025B		416,000	410,634

Ghana - 2.70%
Foreign Corporate Obligations - 0.36%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A		3,244,000	2,756,451

Foreign Sovereign Obligations - 2.34%
Ghana Government International Bonds,
Due 7/3/2026A E		571,056	539,079
5.000%, Due 7/3/2029A C		8,617,448	7,356,715
Due 1/3/2030A E		1,066,924	811,075
5.000%, Due 7/3/2035A C		4,264,632	2,899,950
Republic of Ghana Government Bonds,
19.250%, Due 6/23/2025	GHS	23,500,000	1,647,221
19.000%, Due 11/2/2026		47,576,000	2,844,682
19.250%, Due 1/18/2027		19,750,000	1,121,495
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		2,700,000	113,882
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		9,200,000	370,607

Total Foreign Sovereign Obligations			17,704,706

Total Ghana (Cost $26,805,878)			20,461,157

Iraq - 1.08% (Cost $8,104,210)
Foreign Sovereign Obligations - 1.08%
Iraq International Bonds, 5.800%, Due 1/15/2028B	$	8,482,500	8,221,510

Ivory Coast - 2.14%
Credit-Linked Notes - 0.31%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	1,333,333,334	2,302,922

Foreign Sovereign Obligations - 1.83%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032B	EUR	7,091,000	6,939,906
6.625%, Due 3/22/2048B		8,159,000	6,939,590

Total Foreign Sovereign Obligations			13,879,496

Total Ivory Coast (Cost $16,325,559)			16,182,418

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Jamaica - 0.43% (Cost $3,290,323)
Foreign Sovereign Obligations - 0.43%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	500,000,000	$3,265,087

Kazakhstan - 3.65%
Foreign Sovereign Obligations - 3.65%
Kazakhstan Government Bonds,
7.200%, Due 5/27/2025	KZT	2,817,000,000	5,445,527
10.670%, Due 1/21/2026		500,000,000	934,741
10.500%, Due 8/4/2026		500,000,000	911,476
13.900%, Due 9/16/2026		280,000,000	529,855
9.000%, Due 3/6/2027		1,160,000,000	2,023,320
9.000%, Due 7/3/2027		2,574,580,000	4,429,223
5.490%, Due 9/18/2027		924,000,000	1,455,597
15.350%, Due 11/18/2027		1,014,445,000	1,960,446
10.400%, Due 4/12/2028		970,000,000	1,665,822
5.000%, Due 4/18/2028		2,650,000,000	3,929,573
15.300%, Due 3/3/2029		1,176,866,000	2,263,375
7.680%, Due 8/13/2029		224,390,000	333,150
12.000%, Due 3/7/2030		165,000,000	282,722
5.500%, Due 4/24/2032		800,000,000	912,975
10.120%, Due 2/17/2034		400,000,000	585,288

Total Foreign Sovereign Obligations			27,663,090

Total Kazakhstan (Cost $31,524,501)			27,663,090

Kenya - 4.42%
Foreign Sovereign Obligations - 4.42%
Republic of Kenya Government International Bonds,
9.750%, Due 2/16/2031B	$	4,371,000	4,191,243
8.000%, Due 5/22/2032B		3,253,000	2,864,982
6.300%, Due 1/23/2034B		1,148,000	884,395
9.500%, Due 3/5/2036A		1,681,000	1,491,467
Republic of Kenya Infrastructure Bonds,
12.500%, Due 5/12/2025	KES	16,024,384	123,854
10.200%, Due 5/25/2026		15,500,000	117,911
11.000%, Due 10/12/2026		43,467,948	327,412
10.850%, Due 4/2/2029		24,550,000	182,989
18.461%, Due 8/9/2032		1,833,550,000	16,804,966
12.500%, Due 1/10/2033		300,000,000	2,218,935
11.750%, Due 10/8/2035		112,000,000	776,861
12.257%, Due 1/5/2037		152,000,000	1,098,126
14.399%, Due 2/20/2040		300,000,000	2,403,191

Total Foreign Sovereign Obligations			33,486,332

Total Kenya (Cost $32,578,895)			33,486,332

Kyrgyzstan - 1.66%
Credit-Linked Notes - 1.66%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,565,626
7.000%, Due 3/19/2032A		55,000,000	452,516
Republic of Kyrgyzstan (Issuer Rufiji BV), 8.000%, Due 5/26/2025		70,000,000	802,939
Republic of Kyrgyzstan (Issuer Tugela BV),
6.000%, Due 9/19/2025A		120,500,000	1,383,442
12.250%, Due 9/13/2027A		220,000,000	2,557,736
12.000%, Due 2/7/2028A		95,000,000	1,094,591
6.000%, Due 9/13/2029A		305,000,000	2,722,504
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,966,930

Total Credit-Linked Notes			12,546,284

Total Kyrgyzstan (Cost $13,730,026)			12,546,284

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Lebanon - 1.21%
Foreign Sovereign Obligations - 1.21%
Lebanon Government International Bonds,
Due 3/20/2028B E G	$	12,312,000	$2,109,046
Due 5/17/2033B E G		19,274,000	3,312,430
Due 5/17/2034B E G		12,398,000	2,123,802
Due 3/23/2037B E G		9,305,000	1,602,907

Total Foreign Sovereign Obligations			9,148,185

Total Lebanon (Cost $9,534,371)			9,148,185

Malawi - 0.84%
Credit-Linked Notes - 0.84%
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 12/19/2025A		825,000	867,570
18.500%, Due 8/15/2026A		2,700,000	1,227,420
15.000%, Due 8/19/2026A		1,000,000	998,100
13.500%, Due 9/17/2026A		1,989,120	2,025,719
12.500%, Due 6/2/2027A		800,000	469,040
13.500%, Due 6/18/2027A		700,000	287,770
13.000%, Due 8/20/2027A		500,000	252,300
13.500%, Due 9/3/2027A		650,000	266,695

Total Credit-Linked Notes			6,394,614

Total Malawi (Cost $9,007,002)			6,394,614

Mongolia - 2.11%
Credit-Linked Notes - 2.11%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A E H	MNT	18,900,000,000	5,293,164
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	8,427,891
Republic of Mongolia (Issuer Aurora Australis BV), 10.000%, Due 11/25/2031A H		8,000,000,000	2,237,357

Total Credit-Linked Notes			15,958,412

Total Mongolia (Cost $15,961,402)			15,958,412

Mozambique - 3.44%
Credit-Linked Notes - 1.62%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
17.000%, Due 5/11/2025	MZN	100,000,000	1,603,881
14.500%, Due 11/13/2025		40,000,000	609,386
14.500%, Due 2/11/2027H		46,752,000	776,059
19.000%, Due 5/12/2028A		51,000,000	766,552
18.000%, Due 1/15/2029A		130,000,000	2,143,937
17.000%, Due 5/24/2029B		188,500,000	3,159,827
14.250%, Due 3/14/2030B		199,521,000	3,202,795

Total Credit-Linked Notes			12,262,437

Foreign Sovereign Obligations - 1.82%
Mozambique International Bonds,
9.000%, Due 9/15/2031A	$	2,353,000	1,799,763
9.000%, Due 9/15/2031B		15,750,000	12,046,860

Total Foreign Sovereign Obligations			13,846,623

Total Mozambique (Cost $27,137,195)			26,109,060

Netherlands - 0.88%
Foreign Corporate Obligations - 0.23%
Zambezi BV, 11.500%, Due 6/22/2035A	PYG	13,500,000,000	1,772,796

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Netherlands - 0.88% (continued)
Foreign Sovereign Obligations - 0.65%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B	$	600,000	$616,513
12.000%, Due 12/15/2026B		2,600,000	2,664,927
12.000%, Due 1/21/2027B		1,600,000	1,641,493

Total Foreign Sovereign Obligations			4,922,933

Total Netherlands (Cost $6,667,220)			6,695,729

Nigeria - 4.50%
Credit-Linked Notes - 0.96%
Federal Republic of Nigeria (Issuer ICBC Standard Bank PLC),
Due 11/6/2025B E	NGN	4,424,651,000	2,408,025
Due 2/5/2026B E		9,471,580,000	4,844,561

Total Credit-Linked Notes			7,252,586

Foreign Corporate Obligations - 0.76%
Access Bank PLC, 6.125%, Due 9/21/2026A	$	1,207,000	1,158,913
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025A		1,029,000	1,028,846
IHS Holding Ltd., 7.875%, Due 5/29/2030A		1,642,000	1,582,794
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,954,240

Total Foreign Corporate Obligations			5,724,793

Foreign Sovereign Obligations - 2.78%
Nigeria Government Bonds,
12.500%, Due 1/22/2026	NGN	856,000,000	484,653
16.288%, Due 3/17/2027		290,000,000	170,080
18.500%, Due 2/21/2031		1,230,000,000	736,401
22.600%, Due 1/29/2035		630,000,000	457,257
Nigeria Government International Bonds,
6.125%, Due 9/28/2028B	$	1,926,000	1,732,918
8.375%, Due 3/24/2029B		3,454,000	3,271,422
7.875%, Due 2/16/2032B		4,338,000	3,758,313
10.375%, Due 12/9/2034B		1,010,000	953,723
8.250%, Due 9/28/2051B		1,675,000	1,247,875
Nigeria OMO Bills,
28.739%, Due 6/17/2025E F	NGN	1,700,000,000	1,022,087
29.895%, Due 9/30/2025E F		7,150,000,000	3,998,496
26.996%, Due 12/30/2025E F		2,400,000,000	1,267,741
30.083%, Due 1/6/2026E F		1,900,000,000	998,973
24.349%, Due 2/3/2026E F		1,883,827,000	1,006,537

Total Foreign Sovereign Obligations			21,106,476

Total Nigeria (Cost $37,020,012)			34,083,855

Pakistan - 2.35%
Foreign Sovereign Obligations - 2.35%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B	$	5,475,000	4,808,539
7.375%, Due 4/8/2031B		9,065,000	7,121,464
Pakistan Treasury Bills, 18.902%, Due 5/29/2025E F	PKR	1,663,100,000	5,853,968

Total Foreign Sovereign Obligations			17,783,971

Total Pakistan (Cost $18,565,875)			17,783,971

Papua New Guinea - 0.73% (Cost $5,627,509)
Foreign Sovereign Obligations - 0.73%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B	$	5,726,000	5,560,981

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Paraguay - 1.47%
Credit-Linked Notes - 0.53%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	$2,265,367
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	1,716,350

Total Credit-Linked Notes			3,981,717

Foreign Sovereign Obligations - 0.94%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031B		26,400,000,000	3,225,635
7.900%, Due 2/9/2031A		23,803,000,000	2,908,326
8.500%, Due 3/4/2035A		8,231,000,000	1,010,817

Total Foreign Sovereign Obligations			7,144,778

Total Paraguay (Cost $12,243,875)			11,126,495

Republic of Mauritius - 0.18% (Cost $1,358,686)
Foreign Corporate Obligations - 0.18%
Axian Telecom, 7.375%, Due 2/16/2027A	$	1,368,000	1,354,709

Rwanda - 0.27% (Cost $2,329,533)
Foreign Sovereign Obligations - 0.27%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		2,590,000	2,030,581

Senegal - 1.14%
Foreign Sovereign Obligations - 1.14%
Senegal Government International Bonds,
7.750%, Due 6/10/2031B		2,600,000	2,037,707
5.375%, Due 6/8/2037B	EUR	9,100,000	6,586,496

Total Foreign Sovereign Obligations			8,624,203

Total Senegal (Cost $9,601,375)			8,624,203

South Africa - 0.16% (Cost $1,351,067)
Foreign Corporate Obligations - 0.16%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026A	$	1,443,000	1,183,981

Sri Lanka - 2.74%
Foreign Sovereign Obligations - 2.74%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	1,024,419
9.000%, Due 5/1/2028		661,000,000	2,153,030
11.000%, Due 5/15/2030		2,045,000,000	6,918,549
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A	$	873,485	800,375
3.100%, Due 1/15/2030A C		917,288	747,346
3.350%, Due 3/15/2033A C		1,799,246	1,245,978
3.600%, Due 6/15/2035A C		2,879,527	1,855,567
3.600%, Due 5/15/2036A C		2,106,507	1,464,022
3.600%, Due 2/15/2038A C		5,315,807	3,721,065
3.600%, Due 2/15/2038B C		1,200,000	840,000

Total Foreign Sovereign Obligations			20,770,351

Total Sri Lanka (Cost $20,468,308)			20,770,351

Supranational - 1.79%
Foreign Sovereign Obligations - 1.79%
Asian Development Bank, 10.000%, Due 4/12/2030	MNT	7,000,000,000	1,940,911
European Bank for Reconstruction & Development,
12.750%, Due 5/30/2025	$	1,300,000	1,487,564
13.000%, Due 9/22/2025		500,000	515,777
7.400%, Due 12/7/2025	VND	29,495,000,000	1,129,101
11.850%, Due 2/18/2027B	$	1,000,000	1,025,924

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Supranational - 1.79% (continued)
Foreign Sovereign Obligations - 1.79% (continued)
International Finance Corp.,
14.250%, Due 5/2/2025	UZS	15,000,000,000	$1,160,976
6.750%, Due 7/30/2026B	AZN	4,100,000	2,345,520
6.000%, Due 1/15/2027		2,685,110	1,565,597
15.000%, Due 2/5/2027	UZS	3,100,000,000	238,464
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,162,586
7.550%, Due 12/15/2028	AZN	1,799,000	1,027,623

Total Foreign Sovereign Obligations			13,600,043

Total Supranational (Cost $13,859,492)			13,600,043

Suriname - 1.36% (Cost $10,688,563)
Foreign Sovereign Obligations - 1.36%
Suriname Government International Bonds, 7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)B	$	11,260,986	10,343,216

Tajikistan - 0.48% (Cost $3,637,313)
Foreign Sovereign Obligations - 0.48%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		3,755,833	3,674,388

Togo - 0.19%
Foreign Corporate Obligations - 0.19%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		600,000	618,000
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A D		847,000	823,115

Total Foreign Corporate Obligations			1,441,115

Total Togo (Cost $1,439,634)			1,441,115

Trinidad and Tobago - 0.35% (Cost $2,686,674)
Foreign Corporate Obligations - 0.35%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029A		2,624,000	2,653,336

Tunisia - 1.45%
Foreign Sovereign Obligations - 1.45%
Tunisian Republic,
6.375%, Due 7/15/2026A	EUR	100,000	109,756
6.375%, Due 7/15/2026B		9,884,000	10,848,305

Total Foreign Sovereign Obligations			10,958,061

Total Tunisia (Cost $9,647,547)			10,958,061

Uganda - 3.50%
Foreign Sovereign Obligations - 3.50%
Republic of Uganda Government Bonds,
14.000%, Due 5/29/2025	UGX	7,000,000,000	1,914,327
19.500%, Due 12/18/2025		6,400,000,000	1,805,802
16.000%, Due 5/6/2027		2,500,000,000	681,055
14.250%, Due 8/23/2029		6,100,000,000	1,550,409
16.000%, Due 11/14/2030		6,940,000,000	1,834,277
17.000%, Due 4/3/2031		3,460,000,000	942,079
16.375%, Due 3/4/2032		3,836,900,000	1,012,633
14.375%, Due 2/3/2033		10,878,000,000	2,591,866
14.250%, Due 6/22/2034		34,985,700,000	8,173,486
16.250%, Due 11/8/2035		7,800,000,000	2,006,439
15.000%, Due 6/18/2043		17,173,000,000	4,008,185

Total Foreign Sovereign Obligations			26,520,558

Total Uganda (Cost $27,713,345)			26,520,558

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Ukraine - 1.61%
Foreign Sovereign Obligations - 1.61%
Ukraine Government International Bonds,
1.750%, Due 2/1/2029B C	$	763,550	$476,608
3.000%, Due 2/1/2030B C		205,404	102,497
1.750%, Due 2/1/2034B C		3,639,900	1,836,329
3.000%, Due 2/1/2034B C		767,563	296,049
1.750%, Due 2/1/2035B C		11,890,966	5,930,025
3.000%, Due 2/1/2035B C		6,014,145	3,025,716
1.750%, Due 2/1/2036B C		462,847	223,181
3.000%, Due 2/1/2036B C		540,538	277,891

Total Foreign Sovereign Obligations			12,168,296

Total Ukraine (Cost $13,168,591)			12,168,296

United Kingdom - 0.36%
Foreign Corporate Obligations - 0.36%
Standard Chartered Bank,
Due 5/6/2025E	PKR	251,000,000	878,259
Due 6/2/2025A E		205,000,000	710,951
Due 10/6/2025E		344,000,000	1,145,490

Total Foreign Corporate Obligations			2,734,700

Total United Kingdom (Cost $2,748,229)			2,734,700

United Republic of Tanzania - 0.37% (Cost $2,775,798)
Foreign Corporate Obligations - 0.37%
HTA Group Ltd., 7.500%, Due 6/4/2029A	$	2,772,000	2,778,930

United States - 7.10%
Corporate Obligations - 7.10%
Citigroup Global Markets Holdings, Inc.,
Due 6/20/2025A E	NGN	3,610,908,206	2,164,310
8.690%, Due 9/9/2025A	BDT	90,000,000	730,351
Due 12/4/2025A E	NGN	4,161,110,637	2,240,920
Due 1/22/2026A E	EGP	310,000,000	5,122,532
12.500%, Due 1/26/2026B	NGN	1,060,000,000	634,048
Due 1/29/2026A E	EGP	55,000,000	905,006
Due 2/10/2026A E	NGN	8,900,000,000	4,692,204
Due 2/12/2026A E		2,852,460,000	1,471,090
12.000%, Due 4/8/2026A	BDT	76,000,000	624,567
12.300%, Due 6/9/2026A		446,700,000	3,680,998
12.400%, Due 5/17/2029A		137,313,000	1,136,984
22.000%, Due 6/11/2029A	ZMW	50,900,000	2,123,707
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,079,321
Citigroup Global Markets, Inc., 20.740%, Due 11/27/2029	ZMW	65,000,000	2,904,308
JPMorgan Chase Bank NA,
Due 10/23/2025A E	EGP	195,000,000	3,431,202
Due 1/22/2026A E		190,000,000	3,182,528
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,034,763
18.350%, Due 7/23/2027A		7,600,000,000	588,394
24.300%, Due 8/18/2027A	EGP	106,000,000	2,527,832
25.318%, Due 8/18/2027A		131,125,000	3,127,000
22.576%, Due 1/11/2028A		80,500,000	1,742,449
8.750%, Due 3/17/2028A I J	AZN	2,900,000	1,703,377
Morgan Stanley Finance LLC,
12.650%, Due 10/18/2025A	BDT	180,000,000	1,452,401
12.650%, Due 10/18/2025		145,000,000	1,173,671
12.150%, Due 12/15/2026A	TZS	6,500,000,000	2,361,470

Total Corporate Obligations			53,835,433

Total United States (Cost $56,635,103)			53,835,433

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount		Fair Value
Uruguay - 1.82%
Foreign Sovereign Obligations - 1.82%
Uruguay Government International Bonds,
8.500%, Due 3/15/2028B	UYU	51,000,000	$1,178,044
3.875%, Due 7/2/2040K		390,992,599	9,745,268
3.400%, Due 5/16/2045K		122,945,582	2,885,849

Total Foreign Sovereign Obligations			13,809,161

Total Uruguay (Cost $13,467,137)			13,809,161

Uzbekistan - 3.70%
Credit-Linked Notes - 0.13%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029A	UZS	13,125,000,000	1,011,608

Foreign Corporate Obligations - 0.19%
Navoi Mining & Metallurgical Combinat,
6.700%, Due 10/17/2028A	$	375,000	382,194
6.950%, Due 10/17/2031A		1,008,000	1,015,815

Total Foreign Corporate Obligations			1,398,009

Foreign Sovereign Obligations - 3.38%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026B	UZS	76,570,000,000	5,981,513
16.250%, Due 10/12/2026A		62,860,000,000	4,910,512
16.625%, Due 5/29/2027A		53,850,000,000	4,238,623
15.500%, Due 2/25/2028A		111,860,000,000	8,639,278
Uzbekneftegaz JSC, 8.750%, Due 5/7/2030A	$	1,834,000	1,834,000

Total Foreign Sovereign Obligations			25,603,926

Total Uzbekistan (Cost $28,307,196)			28,013,543

Venezuela - 0.77%
Foreign Corporate Obligations - 0.28%
Petroleos de Venezuela SA,
Due 5/16/2024B E G		1,250,000	145,000
Due 11/15/2026B E G		16,957,239	1,967,039

Total Foreign Corporate Obligations			2,112,039

Foreign Sovereign Obligations - 0.49%
Venezuela Government International Bonds,
Due 4/21/2025B E G		2,256,000	321,480
Due 10/21/2026B E G		4,481,500	806,670
Due 5/7/2028B E G		8,208,400	1,313,344
Due 8/5/2031B E G		8,054,300	1,308,824

Total Foreign Sovereign Obligations			3,750,318

Total Venezuela (Cost $9,883,772)			5,862,357

Vietnam - 0.21% (Cost $1,616,837)
Foreign Sovereign Obligations - 0.21%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025B		1,667,000	1,608,199

Zambia - 4.61%
Credit-Linked Notes - 0.31%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026A	ZMW	67,522,376	2,300,696

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount			Fair Value
Zambia - 4.61% (continued)
Foreign Corporate Obligations - 0.14%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027B	$		355,000	$350,646
8.625%, Due 6/1/2031A			499,000	505,671
8.000%, Due 3/1/2033A			234,000	231,522

Total Foreign Corporate Obligations				1,087,839

Foreign Sovereign Obligations - 4.16%
Zambia Government Bonds,
11.000%, Due 1/25/2026		ZMW	114,100,000	4,040,663
12.000%, Due 6/17/2026			12,000,000	419,509
15.000%, Due 8/18/2026			12,000,000	431,784
10.000%, Due 8/21/2026			20,700,000	702,714
13.000%, Due 8/29/2026			64,500,000	2,266,726
13.000%, Due 12/18/2027			24,795,000	834,590
12.000%, Due 5/31/2028			42,800,000	1,378,770
13.000%, Due 12/17/2028			30,000,000	977,374
13.000%, Due 7/27/2030			8,000,000	249,104
13.000%, Due 1/25/2031			84,800,000	2,575,908
13.000%, Due 6/26/2033			9,000,000	248,276
22.490%, Due 2/17/2035			10,000,000	403,701
21.480%, Due 3/17/2035			26,000,000	997,233
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C		$	13,701,455	11,902,454
0.500%, Due 12/31/2053B			7,221,861	4,114,294

Total Foreign Sovereign Obligations				31,543,100

Total Zambia (Cost $38,095,490)				34,931,635

			Shares
SHORT-TERM INVESTMENTS - 7.59% (Cost $57,545,230)
Investment Companies - 7.59%
American Beacon U.S. Government Money Market Select Fund, 4.25%L M			57,545,230	57,545,230

TOTAL INVESTMENTS - 98.33% (Cost $782,620,653)				745,241,389
OTHER ASSETS, NET OF LIABILITIES - 1.67%				12,674,886

TOTAL NET ASSETS - 100.00%				$757,916,275

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $220,016,129 or 29.03% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2025. The maturity date disclosed represents the final maturity date.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2025.

E	Zero coupon bond.
F	Coupon represents a weighted average yield to maturity.
G	Default Security. At period end, the amount of securities in default was $15,010,542 or 1.98% of net assets.
H	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
I	Value was determined using significant unobservable inputs.
J

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,703,377 or 0.22% of net assets.

K	Inflation-Indexed Note.
L	The Fund is affiliated by having the same investment advisor.
M	7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

LLC - Limited Liability Company.

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on April 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	2,843,753	USD	2,854,643	7/10/2025	JPM	$—	$(10,890)	$(10,890)
USD	29,502,685	EUR	30,528,892	6/4/2025	SSB	—	(1,026,207)	(1,026,207)
USD	20,321,740	EUR	20,764,964	7/10/2025	UAG	—	(443,224)	(443,224)
EGP	1,133,289	USD	1,100,002	7/10/2025	UAG	33,287	—	33,287

						$33,287	$(1,480,321)	$(1,447,034)

*	All values denominated in USD.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

AMD	Armenian Dram
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$—	$2,858,238	$—	$2,858,238
Congo	—	2,709,720	—	2,709,720
Ivory Coast	—	2,302,922	—	2,302,922
Kyrgyzstan	—	12,546,284	—	12,546,284
Malawi	—	6,394,614	—	6,394,614
Mongolia	—	15,958,412	—	15,958,412
Mozambique	—	12,262,437	—	12,262,437
Nigeria	—	7,252,586	—	7,252,586
Paraguay	—	3,981,717	—	3,981,717
Uzbekistan	—	1,011,608	—	1,011,608
Zambia	—	2,300,696	—	2,300,696
Foreign Corporate Obligations
Angola	—	800,328	—	800,328
Canada	—	2,988,875	—	2,988,875
Ghana	—	2,756,451	—	2,756,451
Netherlands	—	1,772,796	—	1,772,796
Nigeria	—	5,724,793	—	5,724,793
Republic of Mauritius	—	1,354,709	—	1,354,709
South Africa	—	1,183,981	—	1,183,981
Togo	—	1,441,115	—	1,441,115
Trinidad and Tobago	—	2,653,336	—	2,653,336
United Kingdom	—	2,734,700	—	2,734,700
United Republic of Tanzania	—	2,778,930	—	2,778,930
Uzbekistan	—	1,398,009	—	1,398,009
Venezuela	—	2,112,039	—	2,112,039
Zambia	—	1,087,839	—	1,087,839
Foreign Sovereign Obligations
Angola	—	24,655,754	—	24,655,754
Argentina	—	28,331,763	—	28,331,763
Armenia	—	7,516,590	—	7,516,590
Benin	—	7,033,664	—	7,033,664
Cameroon	—	9,743,819	—	9,743,819
Cote d’Ivoire	—	5,617,874	—	5,617,874
Dominican Republic	—	25,155,211	—	25,155,211
Ecuador	—	11,934,535	—	11,934,535
Egypt	—	26,094,588	—	26,094,588
El Salvador	—	18,260,590	—	18,260,590
Gabon	—	410,634	—	410,634
Ghana	—	17,704,706	—	17,704,706
Iraq	—	8,221,510	—	8,221,510
Ivory Coast	—	13,879,496	—	13,879,496
Jamaica	—	3,265,087	—	3,265,087
Kazakhstan	—	27,663,090	—	27,663,090
Kenya	—	33,486,332	—	33,486,332
Lebanon	—	9,148,185	—	9,148,185
Mozambique	—	13,846,623	—	13,846,623
Netherlands	—	4,922,933	—	4,922,933
Nigeria	—	21,106,476	—	21,106,476
Pakistan	—	17,783,971	—	17,783,971
Papua New Guinea	—	5,560,981	—	5,560,981
Paraguay	—	7,144,778	—	7,144,778
Rwanda	—	2,030,581	—	2,030,581
Senegal	—	8,624,203	—	8,624,203
Sri Lanka	—	20,770,351	—	20,770,351
Supranational	—	13,600,043	—	13,600,043
Suriname	—	10,343,216	—	10,343,216
Tajikistan	—	3,674,388	—	3,674,388
Tunisia	—	10,958,061	—	10,958,061
Uganda	—	26,520,558	—	26,520,558
Ukraine	—	12,168,296	—	12,168,296
Uruguay	—	13,809,161	—	13,809,161
Uzbekistan	—	25,603,926	—	25,603,926
Venezuela	—	3,750,318	—	3,750,318

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations (continued)
Vietnam	$—	$1,608,199	$—	$1,608,199
Zambia	—	31,543,100	—	31,543,100
Corporate Obligations
United States	—	52,132,056	1,703,377	53,835,433
Short-Term Investments	57,545,230	—	—	57,545,230

Total Investments in Securities - Assets	$57,545,230	$685,992,782	$1,703,377	$745,241,389

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$33,287	$—	$33,287

Total Financial Derivative Instruments - Assets	$—	$33,287	$—	$33,287

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(1,480,321)	$—	$(1,480,321)

Total Financial Derivative Instruments - Liabilities	$—	$(1,480,321)	$—	$(1,480,321)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

Security Type	Balance as of 1/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2025	Unrealized Appreciation (Depreciation) at Period End*
Credit-Linked Notes	$4,977,340	$—	$5,200,082	$94,845	$69,435	$58,462	$—	$—	$—	$—
Foreign Corporate Obligations	$1,249,573	$—	$1,236,568	$44,436	$(379,694)	$322,253	$—	$—	$—	$—
Corporate Obligations	$—	$1,705,882	$—	$—	$—	$(2,505)	$—	$—	$1,703,377	$(2,505)

	$6,226,913	$1,705,882	$6,436,650	$139,281	$(310,259)	$378,210	$—	$—	$1,703,377	$(2,505)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended April 30, 2025, one corporate obligation note was fair valued at $1,703,377 by the Fair Value Committee, and has been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 27.83%
Basic Materials - 0.05%
Chemicals - 0.05%
Mativ Holdings, Inc., 8.000%, Due 10/1/2029A	$5,000	$4,156

Communications - 1.47%
Internet - 0.36%
Cogent Communications Group LLC, 7.000%, Due 6/15/2027A	15,000	15,070
Meta Platforms, Inc.,
4.550%, Due 8/15/2031	5,000	5,057
4.950%, Due 5/15/2033	10,000	10,195

		30,322

Media - 0.65%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	15,000	13,552
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,449
Comcast Corp., 3.999%, Due 11/1/2049	15,000	11,300
Sirius XM Radio LLC, 4.000%, Due 7/15/2028A	15,000	14,063

		54,364

Telecommunications - 0.46%
AT&T, Inc., 3.650%, Due 6/1/2051	15,000	10,550
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	15,000	14,281
Verizon Communications, Inc., 2.550%, Due 3/21/2031	15,000	13,328

		38,159

Total Communications		122,845

Consumer, Cyclical - 2.42%
Airlines - 0.75%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, 2017-2, AA	9,317	8,781
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A	5,000	4,847
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	40,000	38,631
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 2020-1, A	11,074	10,310

		62,569

Auto Manufacturers - 0.06%
General Motors Financial Co., Inc., 5.625%, Due 4/4/2032	5,000	4,960

Distribution/Wholesale - 0.18%
H&E Equipment Services, Inc., 3.875%, Due 12/15/2028A	15,000	14,938

Home Furnishings - 0.21%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	20,000	17,475

Leisure Time - 0.71%
Carnival Corp., 4.000%, Due 8/1/2028A	20,000	19,075
Royal Caribbean Cruises Ltd., 5.625%, Due 9/30/2031A	25,000	24,815
Viking Cruises Ltd., 9.125%, Due 7/15/2031A	15,000	16,038

		59,928

Retail - 0.51%
Beacon Roofing Supply, Inc., 6.750%, Due 4/30/2032A	15,000	15,041
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	30,000	27,560

		42,601

Total Consumer, Cyclical		202,471

Consumer, Non-Cyclical - 2.86%
Beverages - 0.17%
Coca-Cola Co., 5.300%, Due 5/13/2054	15,000	14,516

Biotechnology - 0.11%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	8,782

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 27.83% (continued)
Consumer, Non-Cyclical - 2.86% (continued)
Commercial Services - 1.21%
Block, Inc., 6.500%, Due 5/15/2032A	$15,000	$15,303
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,944
Rollins, Inc., 5.250%, Due 2/24/2035A	15,000	14,938
TriNet Group, Inc., 7.125%, Due 8/15/2031A	15,000	15,263
United Rentals North America, Inc., 6.125%, Due 3/15/2034A	15,000	15,154
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	26,272

		100,874

Food - 0.36%
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	10,024
Post Holdings, Inc., 6.250%, Due 2/15/2032A	20,000	20,176

		30,200

Health Care - Services - 0.28%
Centene Corp., 3.375%, Due 2/15/2030	15,000	13,672
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	9,865

		23,537

Pharmaceuticals - 0.73%
BellRing Brands, Inc., 7.000%, Due 3/15/2030A	20,000	20,729
Cardinal Health, Inc., 5.350%, Due 11/15/2034	20,000	20,052
Johnson & Johnson, 4.850%, Due 3/1/2032	20,000	20,473

		61,254

Total Consumer, Non-Cyclical		239,163

Energy - 1.59%
Oil & Gas - 0.84%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	14,707
ConocoPhillips Co., 5.500%, Due 1/15/2055	5,000	4,640
HF Sinclair Corp., 5.750%, Due 1/15/2031	15,000	14,857
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	15,000	13,153
TGNR Intermediate Holdings LLC, 5.500%, Due 10/15/2029A	25,000	23,133

		70,490

Pipelines - 0.75%
Energy Transfer LP, 5.700%, Due 4/1/2035	10,000	9,881
FTAI Infra Escrow Holdings LLC, 10.500%, Due 6/1/2027A	6,000	6,210
MPLX LP, 5.400%, Due 4/1/2035	20,000	19,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	19,412
Venture Global LNG, Inc., 8.375%, Due 6/1/2031A	8,000	7,734

		62,664

Total Energy		133,154

Financial - 13.77%
Banks - 4.53%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,061
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,580
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,860
4.271%, Due 7/23/2029, (3 mo. USD Term SOFR + 1.572%)B	10,000	9,926
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	9,788
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, H, (5 yr. CMT + 3.352%)B C	30,000	29,274
6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,611
4.942%, Due 2/11/2031, (1 day USD SOFR + 0.887%)B	10,000	10,158
Citigroup, Inc.,
4.000%, Due 12/10/2025, W, (5 yr. CMT + 3.597%)B C	25,000	24,462
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	8,774
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,224
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,053

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 27.83% (continued)
Financial - 13.77% (continued)
Banks - 4.53% (continued)
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (1 day USD SOFR + 1.114%)B	$10,000	$9,666
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,509
5.016%, Due 10/23/2035, (1 day USD SOFR + 1.420%)B	10,000	9,687
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,304
JPMorgan Chase & Co.,
5.103%, Due 4/22/2031, (1 day USD SOFR + 1.435%)B	15,000	15,258
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,354
M&T Bank Corp., 5.385%, Due 1/16/2036, (1 day USD SOFR + 1.610%)B	10,000	9,720
Morgan Stanley,
1.512%, Due 7/20/2027, (1 day USD SOFR + 0.858%)B	10,000	9,653
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	10,083
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,163
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	4,949
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,335
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,210
State Street Corp.,
4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	9,940
4.821%, Due 1/26/2034, (1 day USD SOFR + 1.567%)B	5,000	4,916
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,569
Truist Financial Corp., 7.161%, Due 10/30/2029, (1 day USD SOFR + 2.446%)B	10,000	10,787
Wells Fargo & Co.,
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)B C	24,000	23,566
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,278
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	10,000	10,032

		379,750

Diversified Financial Services - 4.03%
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	18,375
American Express Co., 5.667%, Due 4/25/2036, (1 day USD SOFR + 1.790%)B	15,000	15,379
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	15,000	12,779
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	20,000	21,069
Capital One Financial Corp.,
3.950%, Due 9/1/2026, M, (5 yr. CMT + 3.157%)B C	25,000	23,772
7.624%, Due 10/30/2031, (1 day USD SOFR + 3.070%)B	11,000	12,240
2.618%, Due 11/2/2032, (1 day USD SOFR + 1.265%)B	10,000	8,515
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,240
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	24,244
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	15,000	15,646
CME Group, Inc., 4.400%, Due 3/15/2030	10,000	10,081
Encore Capital Group, Inc., 8.500%, Due 5/15/2030A	15,000	15,563
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	15,000	15,150
LPL Holdings, Inc.,
4.625%, Due 11/15/2027A	20,000	19,907
6.750%, Due 11/17/2028	25,000	26,551
5.200%, Due 3/15/2030	5,000	5,040
Mastercard, Inc., 4.550%, Due 1/15/2035	10,000	9,746
Nationstar Mortgage Holdings, Inc., 5.500%, Due 8/15/2028A	5,000	4,970
PennyMac Financial Services, Inc., 7.125%, Due 11/15/2030A	10,000	10,167
PRA Group, Inc., 5.000%, Due 10/1/2029A	15,000	13,662
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	14,289
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,300
StoneX Group, Inc., 7.875%, Due 3/1/2031A	15,000	15,634

		337,319

Insurance - 2.73%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,757

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 27.83% (continued)
Financial - 13.77% (continued)
Insurance - 2.73% (continued)
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	$10,000	$9,474
7.500%, Due 11/6/2030A	10,000	10,185
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,282
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,160
Chubb INA Holdings LLC, 5.000%, Due 3/15/2034	10,000	10,002
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,197
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,629
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,172
Old Republic International Corp.,
5.750%, Due 3/28/2034	15,000	15,139
3.850%, Due 6/11/2051	15,000	10,346
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,369
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	28,830
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	20,000	19,759
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,342

		228,643

Private Equity - 0.17%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	15,000	14,551

Real Estate - 0.22%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,727
Howard Hughes Corp., 5.375%, Due 8/1/2028A	10,000	9,644

		18,371

REITS - 2.09%
Agree LP, 4.800%, Due 10/1/2032	5,000	4,821
Alexandria Real Estate Equities, Inc.,
4.700%, Due 7/1/2030	10,000	9,859
1.875%, Due 2/1/2033	5,000	3,890
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,589
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,271
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	12,924
Healthcare Realty Holdings LP, 3.625%, Due 1/15/2028	25,000	24,203
Invitation Homes Operating Partnership LP,
2.000%, Due 8/15/2031	10,000	8,365
4.150%, Due 4/15/2032	10,000	9,291
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	24,082
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,435
Regency Centers LP, 3.700%, Due 6/15/2030	15,000	14,408
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	12,737
2.150%, Due 9/1/2031	10,000	8,329
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,529

		174,733

Total Financial		1,153,367

Industrial - 1.46%
Aerospace/Defense - 0.30%
General Dynamics Corp., 4.950%, Due 8/15/2035	15,000	15,017
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	10,000	10,221

		25,238

Building Materials - 0.19%
Knife River Corp., 7.750%, Due 5/1/2031A	15,000	15,690

Environmental Control - 0.25%
GFL Environmental, Inc., 6.750%, Due 1/15/2031A	20,000	20,713

Machinery - Diversified - 0.18%
AGCO Corp., 5.800%, Due 3/21/2034	15,000	14,880

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 27.83% (continued)
Industrial - 1.46% (continued)
Transportation - 0.23%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	$10,000	$9,172
JB Hunt Transport Services, Inc., 4.900%, Due 3/15/2030	10,000	10,087

		19,259

Trucking & Leasing - 0.31%
Fortress Transportation & Infrastructure Investors LLC, 7.875%, Due 12/1/2030A	25,000	26,138

Total Industrial		121,918

Technology - 0.78%
Computers - 0.36%
Accenture Capital, Inc., 4.500%, Due 10/4/2034	15,000	14,459
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,489

		29,948

Semiconductors - 0.17%
Broadcom, Inc., 4.550%, Due 2/15/2032	15,000	14,684

Software - 0.25%
Oracle Corp., 3.950%, Due 3/25/2051	15,000	10,800
Paychex, Inc., 5.100%, Due 4/15/2030	10,000	10,134

		20,934

Total Technology		65,566

Utilities - 3.43%
Electric - 3.43%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,963
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,500
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,110
DTE Electric Co., 5.200%, Due 4/1/2033	5,000	5,067
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,004
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	13,401
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	4,825	4,857
Eversource Energy, 5.850%, Due 4/15/2031	20,000	20,912
National Rural Utilities Cooperative Finance Corp., 4.950%, Due 2/7/2030	10,000	10,179
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,300
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	23,754
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,296
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	9,891
5.536%, Due 7/15/2049, A-3	10,000	9,900
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,626
4.451%, Due 12/1/2049, A-4	25,000	21,597
4.674%, Due 12/1/2053, A-5	25,000	21,654
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	14,982
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	15,000	14,996
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,094
SCE Recovery Funding LLC, 2.943%, Due 11/15/2044, A-2	5,000	4,102
Talen Energy Supply LLC, 8.625%, Due 6/1/2030A	20,000	21,352
Union Electric Co., 5.250%, Due 4/15/2035	10,000	10,127
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	5,000	4,975

		287,639

Total Utilities		287,639

Total Corporate Obligations (Cost $2,339,094)		2,330,279

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.18%
Basic Materials - 0.36%
Mining - 0.36%
FMG Resources August 2006 Pty. Ltd., 5.875%, Due 4/15/2030A	$15,000	$14,823
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	15,000	15,178

		30,001

Total Basic Materials		30,001

Consumer, Non-Cyclical - 0.12%
Health Care - Products - 0.12%
Smith & Nephew PLC, 5.400%, Due 3/20/2034	10,000	9,967

Energy - 0.58%
Oil & Gas - 0.23%
Canadian Natural Resources Ltd., 5.000%, Due 12/15/2029A	10,000	9,956
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,420

		19,376

Pipelines - 0.35%
Enbridge, Inc., 5.950%, Due 4/5/2054	15,000	14,422
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029A	15,000	14,853

		29,275

Total Energy		48,651

Financial - 1.90%
Banks - 0.66%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,669
Bank of Nova Scotia, 4.740%, Due 11/10/2032, (1 day USD SOFR + 1.440%)B	10,000	9,878
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,456
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	10,188
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	9,972

		55,163

Diversified Financial Services - 0.81%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,030
Macquarie Airfinance Holdings Ltd., 6.500%, Due 3/26/2031A	24,000	24,652

		67,682

Insurance - 0.19%
Jones Deslauriers Insurance Management, Inc., 10.500%, Due 12/15/2030A	15,000	16,136

Private Equity - 0.24%
Brookfield Finance, Inc.,
6.350%, Due 1/5/2034	10,000	10,536
5.813%, Due 3/3/2055	10,000	9,513

		20,049

Total Financial		159,030

Industrial - 0.22%
Transportation - 0.22%
Seaspan Corp., 5.500%, Due 8/1/2029A	20,000	18,245

Total Foreign Corporate Obligations (Cost $264,112)		265,894

ASSET-BACKED OBLIGATIONS - 8.70%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	42,171	40,683
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	9,134	8,546
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	2,808	2,711
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	63,256	63,146
Citicorp Residential Mortgage Trust, 4.683%, Due 3/25/2037, 2007-1 A5	2,997	2,981
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	10,133	9,383
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	7,315	6,620
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1D	12,995	13,091
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	15,000	15,067
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	9,675	8,913
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,172
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	18,213	17,947

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 8.70% (continued)
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	$19,286	$19,328
4.920%, Due 2/15/2031, 2025-1A A2A	10,000	10,044
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073, 2023-S2 A3A	68,083	68,717
GSAMP Trust, 4.421%, Due 7/25/2033, 2003-SEA2 A1	37,414	36,844
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021-C C	15,000	14,610
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	16,977	17,074
5.787%, Due 10/15/2040, 2006-1 AA	27,323	27,394
8.311%, Due 10/15/2040, 2006-1 BA	12,709	13,074
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	14,534	14,477
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,135
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	6,391	6,359
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	6,189	6,129
5.486%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	7,428	7,419
1.110%, Due 2/18/2070, 2021-FA AA	10,797	9,601
5.510%, Due 10/15/2071, 2023-A AA	7,338	7,493
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	10,456	10,257
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,149
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021-2A AA	150	149
RCKT Mortgage Trust, 6.147%, Due 6/25/2044, 2024-CES4 A1AA	42,749	43,174
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,736
Salomon Mortgage Loan Trust, 4.114%, Due 11/25/2033, 2001-CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	12,532	14,120
Santander Drive Auto Receivables Trust,
1.670%, Due 10/15/2027, 2021-4 D	12,412	12,263
4.870%, Due 5/15/2031, 2025-2 B	25,000	25,174
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021-1A BA	4,977	4,865
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	3,018	2,979
1.290%, Due 7/15/2053, 2020-B A1AA	6,755	6,363
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	10,328	9,028
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,450
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	17,815
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,145
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,048

Total Asset-Backed Obligations (Cost $720,466)		728,673

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.69%
Bear Stearns ARM Trust, 4.943%, Due 2/25/2035, 2004-12 2A1D	8,051	7,764
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	22,826	22,672
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	38,181	36,273
4.500%, Due 5/25/2064, 2024-RM8 A1A	42,460	41,368
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A D	12,236	11,316
3.750%, Due 12/25/2045, 2016-SH2 M3A D	24,869	22,899
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	14,402	14,273
Finance of America Structured Securities Trust,
3.000%, Due 6/25/2052, 2022-S3 A2A D	46,124	45,825
2.000%, Due 6/25/2069, 2019-JR2 A1A	26,530	30,633
3.500%, Due 11/25/2074, 2024-S4 A3A	49,134	45,914
Government National Mortgage Association REMICS, 5.202%, Due 6/20/2045, 2023-32 WD	17,941	18,182
GreenPoint Mortgage Pass-Through Certificates, 7.182%, Due 10/25/2033, 2003-1 A1D	22,339	21,203
Homeward Opportunities Fund Trust, 5.476%, Due 3/25/2040, 2025-RRTL1 A1A	25,000	24,937
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	32,192	26,139
2.500%, Due 7/25/2052, 2022-1 A3A D	44,323	35,955
5.666%, Due 5/25/2055, 2025-CES1 A1A D	33,151	33,280
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	25,725	24,862
5.491%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	60,609	60,449
5.480%, Due 11/25/2054, 2014-3A B3A D	17,437	17,253

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.69% (continued)
New Residential Mortgage Loan Trust, (continued)
4.000%, Due 3/25/2057, 2017-2A A3A D	$31,999	$31,144
4.250%, Due 9/25/2059, 2019-6A B2A D	71,293	69,245
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	48,491	48,131
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	32,523	32,194
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	151,823
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	11,583	11,090
Towd Point Mortgage Trust, 4.499%, Due 10/25/2064, 2024-5 A1BA D	46,996	46,882
WaMu Mortgage Pass-Through Certificates Trust, 6.568%, Due 8/25/2033, 2003-AR7 A7D	47,625	46,841

Total Collateralized Mortgage Obligations (Cost $995,742)		978,547

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.61%
Bank, 3.265%, Due 9/15/2060, 2017-BNK7 ASB	20,672	20,390
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	15,000	15,467
6.000%, Due 9/15/2056, 2023-C21 A5D	15,000	15,977
5.403%, Due 9/15/2057, 2024-C28 A5	15,000	15,351
5.532%, Due 11/15/2057, 2024-C30 A5	10,000	10,317
5.930%, Due 2/15/2062, 2025-C32 AS	15,000	15,371
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	24,479
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,573
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,530
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	13,897
3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,338
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,246
DC Office Trust, 3.174%, Due 9/15/2045, 2019-MTC DA D	10,000	8,406
Extended Stay America Trust, 6.136%, Due 7/15/2038, 2021-ESH C, (1 mo. USD Term SOFR + 1.814%)A B	12,892	12,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,728
3.710%, Due 9/25/2032, K-150 A2D	15,000	14,300
2.481%, Due 7/25/2034, K-1514 A1	12,957	11,805
4.489%, Due 9/25/2034, K-165 A2	5,000	4,957
1.238%, Due 1/25/2035, K-1516 A1	50,307	42,194
Federal National Mortgage Association-ACES,
3.662%, Due 9/25/2028, 2019-M1 A2D	22,445	22,098
3.610%, Due 2/25/2031, 2019-M4 A2	8,814	8,510
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,618
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	14,799
FREMF Mortgage Trust, 4.121%, Due 12/25/2050, 2018-K72 BA D	20,000	19,698
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	8,179	7,982
5.148%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	6,883	6,856
JPMBB Commercial Mortgage Securities Trust, 3.822%, Due 7/15/2048, 2015-C30 A5	10,000	9,927
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	13,486	13,185
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	11,256	10,984
4.120%, Due 3/25/2049, 2019-1 M3A D	18,107	15,946
6.650%, Due 6/25/2054, 2024-3 AA D	43,916	44,372
5.670%, Due 4/25/2055, 2025-2 AA D	100,000	100,061

Total Commercial Mortgage-Backed Obligations (Cost $564,524)		553,206

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.38%
Federal Home Loan Mortgage Corp.
3.000%, Due 7/1/2042	24,822	22,353
3.500%, Due 9/1/2046	31,391	29,121
3.000%, Due 5/1/2047	45,192	40,163
3.500%, Due 9/1/2048	85,857	79,154
3.000%, Due 11/1/2049	23,833	21,014

		191,805

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.38% (continued)
Federal National Mortgage Association
4.500%, Due 7/1/2031	$12,846	$12,961
2.500%, Due 4/1/2037	29,809	27,622
2.500%, Due 12/1/2037	31,617	29,293
2.000%, Due 11/1/2040	44,713	38,582
2.500%, Due 2/1/2042	33,531	29,547
2.000%, Due 3/1/2042	23,308	19,933
2.500%, Due 4/1/2042	39,400	34,625
3.000%, Due 6/1/2042	40,515	36,253
4.000%, Due 2/1/2043	24,061	23,188
5.000%, Due 6/1/2043	23,719	23,778
6.000%, Due 10/1/2043	42,352	43,248
4.000%, Due 12/1/2043	11,782	11,315
4.000%, Due 3/1/2046	22,093	21,289
2.500%, Due 12/1/2046	28,425	24,228
3.000%, Due 12/1/2046	24,879	22,024
3.000%, Due 1/1/2048	35,496	31,490
3.000%, Due 2/1/2048	19,368	17,193
3.000%, Due 8/1/2048	40,818	35,991

		482,560

Government National Mortgage Association, 3.500%, Due 4/20/2046	29,638	27,237

Total U.S. Agency Mortgage-Backed Obligations (Cost $727,558)		701,602

U.S. TREASURY OBLIGATIONS - 28.28%
U.S. Treasury Bonds
1.750%, Due 8/15/2041	228,000	152,609
3.875%, Due 2/15/2043	199,000	180,134
2.500%, Due 2/15/2045	95,000	67,554
3.375%, Due 11/15/2048	519,000	415,342
4.500%, Due 11/15/2054	104,000	100,847

		916,486

U.S. Treasury Inflation-Indexed Notes, 2.125%E, Due 1/15/2035E	37,404	37,996

U.S. Treasury Notes
1.000%, Due 7/31/2028	140,000	128,767
2.375%, Due 3/31/2029	33,000	31,434
3.500%, Due 4/30/2030	156,000	154,087
4.125%, Due 3/31/2031	234,000	237,117
2.875%, Due 5/15/2032	138,000	128,712
4.500%, Due 11/15/2033	77,000	79,226
3.875%, Due 8/15/2034	24,000	23,471
4.250%, Due 11/15/2034	346,000	348,054
4.625%, Due 2/15/2035	273,000	282,768

		1,413,636

Total U.S. Treasury Obligations (Cost $2,444,613)		2,368,118

MUNICIPAL OBLIGATIONS - 4.42%
Bay Area Toll Authority,
6.918%, Due 4/1/2040, Series S1	5,000	5,588
6.263%, Due 4/1/2049, Series F-2	10,000	10,618
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	15,000	15,512
City of Los Angeles Department of Airports, 6.582%, Due 5/15/2039, Series C	5,000	5,367

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 4.42% (continued)
City of New York,
5.968%, Due 3/1/2036, Series G-1	$5,000	$5,256
5.985%, Due 12/1/2036, Series D1	5,000	5,207
5.517%, Due 10/1/2037	10,000	10,142
5.846%, Due 6/1/2040, Series H-1	5,000	5,183
6.291%, Due 2/1/2045, Series H	10,000	10,386
Dallas Fort Worth International Airport, 3.089%, Due 11/1/2040, Series C	5,000	3,950
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,456
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	10,000	11,630
Los Angeles Department of Water & Power, 6.574%, Due 7/1/2045	30,000	31,285
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	25,000	23,838
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	5,000	5,162
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,647
5.882%, Due 6/15/2044, Series CC	5,000	5,108
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,120
Oklahoma Development Finance Authority, 4.135%, Due 12/1/2033, Series A-1	8,309	8,186
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,624
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	5,000	4,485
5.310%, Due 8/1/2046, Series 182	10,000	9,493
South Carolina Student Loan Corp., 5.675%, Due 10/27/2036	12,362	12,286
State Board of Administration Finance Corp., 5.526%, Due 7/1/2034, Series A	10,000	10,210
State of California,
5.125%, Due 3/1/2038	15,000	14,937
4.988%, Due 4/1/2039, Series A	10,000	9,592
7.550%, Due 4/1/2039	15,000	18,113
7.300%, Due 10/1/2039	10,000	11,590
7.350%, Due 11/1/2039	10,000	11,640
7.600%, Due 11/1/2040	5,000	6,067
5.875%, Due 10/1/2041	5,000	5,144
5.200%, Due 3/1/2043	10,000	9,641
State of Oregon, 5.832%, Due 5/1/2045, Series B	10,000	10,255
State of Texas, 5.517%, Due 4/1/2039	5,000	5,119
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	5,000	5,045
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,611
University of California, 4.858%, Due 5/15/2112, Series AD	5,000	4,139
University of Virginia, 6.200%, Due 9/1/2039	15,000	16,504

Total Municipal Obligations (Cost $373,971)		370,136

TOTAL INVESTMENTS - 99.09% (Cost $8,430,080)		8,296,455
OTHER ASSETS, NET OF LIABILITIES - 0.91%		76,174

TOTAL NET ASSETS - 100.00%		$8,372,629

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,467,535 or 29.47% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2025.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Inflation-Indexed Note.

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty. Ltd. - Proprietary Limited.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,330,279	$—	$2,330,279
Foreign Corporate Obligations	—	265,894	—	265,894
Asset-Backed Obligations	—	728,673	—	728,673
Collateralized Mortgage Obligations	—	978,547	—	978,547
Commercial Mortgage-Backed Obligations	—	553,206	—	553,206
U.S. Agency Mortgage-Backed Obligations	—	701,602	—	701,602
U.S. Treasury Obligations	—	2,368,118	—	2,368,118
Municipal Obligations	—	370,136	—	370,136

Total Investments in Securities - Assets	$—	$8,296,455	$—	$8,296,455

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2023 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2023 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to Fund’s investments that do not have readily available market quotations, the Board has designated the Manager as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2023 (Unaudited)

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.